Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Organization and Summary of Significant Accounting Policies [Abstract]
Schedule of all accounts of the entities
Name of consolidated subsidiary or entity	State or other jurisdiction of incorporation or organization	Date of incorporation or formation (date of acquisition, if applicable)	Attributable interest at December 31, 2015 and 2014

Magnolia Solar Inc.	Delaware, U.S.A.	January 8, 2008	100%

Schedule of reconciliation of the computation for basic and diluted EPS
	December 31,	December 31,
	2015	2014

Net loss	$(565,941)	$(573,718)

Restated Weighted-average common shares outstanding (Basic)	171,932	149,880

Weighted-average common stock
Equivalents
Stock options	9,800	6,921
Warrants	15,141	15,141

Weighted-average common shares outstanding (Diluted)	196,873	171,942